CONDENSED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash Flows from Operating Activities
Net loss	$ (33,688)	$ (12,978)	$ (46,402)	$ (571,534)
Adjustments to reconcile net loss to net cash provided by operating activities:
Stock-based compensation			0	367,200
Changes in assets and liabilities
Accounts payable and accrued expenses	(1,436)	2,384	17,090	176,373
Net cash used in operating activities	(35,124)	(10,594)	(29,312)	(27,961)
Cash Flows from Financing Activities
Proceeds from notes payable	35,124	10,594	29,312	27,961
Net cash provided by financing activities	35,124	10,594	29,312	27,961
Net decrease in cash	0	0	0
Cash, beginning of period	0	0	0
Cash, end of period	0	0	$ 0	$ 0
Supplemental disclosure of cash flow information
Cash paid for interest	0	0
Cash paid for taxes	$ 0	$ 0